Utility Plant and Leases	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Utility Plant and Leases
Note 2 - Utility Plant and Leases
Net Utility Plant
Net utility plant as of December 31, 2019 and 2018 was as follows:

	December 31,
(Thousands of dollars)	2019	2018
Gas plant:
Storage	$100,908	$26,825
Transmission	391,864	386,159
Distribution	6,581,043	6,049,380
General	467,274	416,643
Software and software-related intangibles	256,299	241,158
Other	15,833	14,074
	7,813,221	7,134,239
Less: accumulated depreciation and amortization	(2,313,050)	(2,234,029)
Construction work in progress	185,026	193,028
Net utility plant	$5,685,197	$5,093,238

Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which are intended to compensate for removal costs (net of salvage value), and retirements, based on the processes of regulatory proceedings and related regulatory commission approvals and/or mandates. In 2019, annual utility depreciation and amortization expense averaged 2.7% of the original cost of depreciable and amortizable property. Average rates in 2018 and 2017 approximated 2.7% and 3.0%. Transmission and Distribution plant are associated with the core natural gas delivery infrastructure, and combined, constitute the majority of gas plant. Annual utility depreciation expense averaged approximately 2.3% of the original cost of depreciable transmission and distribution plant during the period 2017 through 2019.
Depreciation and amortization expense on gas plant, including intangibles, was as follows:

(Thousands of dollars)	2019	2018	2017
Depreciation and amortization expense	$197,358	$185,719	$187,075

Included in the figures above is amortization of utility intangibles of $13.2 million, $13.6 million, and $14.3 million for the years ended December 31, 2019, 2018, and 2017, respectively. The amounts above exclude regulatory asset and liability amortization.
Leases
The Company and Southwest adopted FASB Topic 842 as of January 1, 2019. In association with the adoption, the Company recorded adjustments to its Consolidated Balance Sheet to record right-of-use (“ROU”) assets and lease liabilities of $58.4 million and $60.8 million, respectively. Included in those amounts, Southwest recorded $1.9 million related to both its ROU assets and lease liabilities. Neither the Company nor Southwest experienced a material impact to the Consolidated Statements of Income from the adoption and no cumulative-effect adjustment to the opening balance of retained earnings was recognized. Management elected to adopt the standard under the optional transition method (refer to Recent Accounting Standards Updates in Note 1 – Background, Organization, and Summary of Significant Accounting Policies), and elected the following Topic 842 practical expedients and accounting policy elections:

•
To use the “package”, which is a set of three practical expedients that must be elected as a package and applied consistently to all of Southwest’s and Centuri’s leases. These include: not reassessing whether any expired or existing contracts are or contain leases; not reassessing the lease classification for expired or existing leases (that is, existing operating and capital leases in accordance with current lease guidance will in each case be classified as operating and finance leases, respectively, under the updated guidance); and not reassessing initial direct costs for any existing leases.

•
To utilize the practical expedient to exclude all easements in place prior to January 1, 2019 from treatment under Topic 842. However, Southwest will evaluate new easements entered into after the effective date of the standard to determine if the arrangements should be accounted for as leases.

•	To make an accounting policy election by asset class to include both the lease and non-lease components (as defined in the guidance) as a single component.

•	To make an accounting policy election to not apply Topic 842 to short-term leases, as permitted.

•	To not elect to use hindsight in determining the lease term and in assessing impairment of ROU assets.

•	To utilize a portfolio approach to effectively account for the operating lease ROU assets and liabilities with regard to certain equipment leases at Centuri.
Southwest and Centuri determine if an arrangement is a lease at inception. ROU assets represent the right to use an underlying asset for the lease term; lease liabilities represent obligations to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As most of Southwest’s and Centuri’s leases do not provide an implicit interest rate, an incremental borrowing rate based on information available at commencement is used in determining the present value of lease payments; an implicit rate, if readily determinable, is used. Lease terms utilized in the computations may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised.
Southwest’s leases are comprised primarily of operating leases of buildings, land, and equipment. Southwest has no finance leases and no significant short-term leases. Southwest’s leases have a remaining term of up to 7 years, some of which include optional renewal periods. Southwest is currently not a lessor in any significant lease arrangements.
Centuri has operating and finance leases for corporate and field offices, construction equipment, and transportation vehicles. Centuri is currently not a lessor in any significant lease arrangements. Centuri’s leases have remaining lease terms of up to 18 years. Some of these include options to extend the leases, generally for optional terms of up to 5 years, and some include options to terminate the leases within 1 year. Centuri’s equipment leases may include variable payment terms in addition to the fixed lease payments if machinery is used in excess of the standard work periods. These variable payments are not probable of occurring under the current operating environment and have not been included in consideration of lease payments. Due to the seasonality of Centuri’s business, expense for short-term leases will fluctuate throughout the year with higher expense incurred during the warmer months. As of December 31, 2019, Centuri executed lease agreements that had not yet commenced. These lease agreements primarily relate to real estate leases that have terms ranging from January 2020 through March 2030. Total future lease payments over the lease terms are approximately $5.1 million. In the fourth quarter of 2019, Centuri management determined it was reasonably certain that purchase options related to specified rented equipment would be exercised. As a result, Centuri recorded a finance lease of approximately $13.8 million. The purchase of the equipment by Centuri is expected to occur in 2020.
The components of lease expense were as follows:

(Thousands of dollars)	Year Ended December 31, 2019
Southwest:
Operating lease cost	$1,531

Centuri:
Operating lease cost	$12,235

Finance lease cost:
Amortization of ROU assets	$137
Interest on lease liabilities	34
Total finance lease cost	171
Short-term lease cost	16,217
Total lease cost - Southwest Gas Holdings, Inc.	$30,154
Supplemental cash flow information related to leases for the year ended December 31, 2019 was as follows:

(Thousands of dollars)	Southwest	Centuri	Consolidated Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,278	$11,166	$12,444
Operating cash flows from finance leases	—	33	33
Financing cash flows from finance leases	—	212	212

ROU assets obtained in exchange for lease obligations:
Operating leases	$862	$23,825	$24,687
Finance leases	—	13,839	13,839

Supplemental information related to leases, including location in the Consolidated Balance Sheets, is as follows:

(Thousands of dollars)	December 31, 2019
Southwest:
Operating leases:
Net utility plant	$1,443

Other current liabilities	$723
Other deferred credits and other long-term liabilities	730
Total operating lease liabilities	$1,453

Weighted average remaining lease term (in years)	2.88
Weighted average discount rate	3.18%

Centuri:
Operating leases:
Other property and investments	$78,954

Other current liabilities	8,851
Other deferred credits and other long-term liabilities	73,323
Total operating lease liabilities	$82,174

Finance leases:
Other property and investments	$14,264

Other current liabilities	$13,769
Other deferred credits and other long-term liabilities	355
Total finance lease liabilities	$14,124

Weighted average remaining lease term (in years)
Operating leases	10.25
Finance leases	2.13

Weighted average discount rate
Operating leases	4.03%
Finance leases	6.10%

With regard to the finance lease balance as of December 31, 2019, there exist lease provisions for purchase options that meet the “reasonably certain” threshold related to exercise of such options. These amounts were not included in the calculations of the weighted average remaining lease term and discount rate for finance leases above.
The following are schedules of maturities of lease liabilities as of December 31, 2019:

(Thousands of dollars)	Operating Leases
Southwest:
2020	$756
2021	376
2022	188
2023	78
2024	56
Thereafter	74
Total lease payments	1,528
Less imputed interest	75
Total	$1,453

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2020	$12,225	$13,799
2021	11,235	143
2022	10,613	154
2023	8,823	87
2024	8,065	1
Thereafter	49,862	—
Total lease payments	100,823	14,184
Less imputed interest	18,649	60
Total	$82,174	$14,124

As the Company and Southwest adopted Topic 842 using the optional transition method referred to in Note 1 – Background, Organization, and Summary of Significant Accounting Policies, the recent annual disclosure of rental and lease payments as of December 31, 2018 in accordance with Topic 840 is presented in the table below:

(Thousands of dollars)	2018	2017
Southwest Gas Corporation	$4,556	$4,926
Centuri	59,491	62,310
Consolidated rental payments/lease expense	$64,047	$67,236
The following is a schedule of future minimum lease payments for operating leases (with initial or remaining terms in excess of one year) as of December 31, 2018:

(Thousands of dollars)	Southwest	Centuri	Consolidated Total
2019	$898	$10,053	$10,951
2020	363	7,656	8,019
2021	299	5,760	6,059
2022	163	5,163	5,326
2023	79	3,681	3,760
Thereafter	177	10,511	10,688
Total minimum lease payments	$1,979	$42,824	$44,803

As of December 31, 2018, Centuri leased certain construction equipment under capital leases arrangements which were not significant.